REGULATORY CAPITAL REQUIREMENTS (Details) $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)
Total risk-based capital (to risk- weighted assets)
Actual Amount	$ 152,450
Actual Ratio (as a percent)	11.99%
Capital Adequacy Purposes Amount	$ 101,700
Capital Adequacy Purposes Ratio (as a percent)	8.00%
Well Capitalized Amount	$ 127,126
Well Capitalized Ratio (as a percent)	10.00%
Tier I risk-based capital (to risk- weighted assets)
Actual Amount	$ 136,556
Actual Ratio (as a percent)	10.74%
Capital adequacy purposes amount	$ 76,275
Capital adequacy purposes ratio (as a percent)	6.00%
Well Capitalized Amount	$ 101,700
Well Capitalized Ratio (as a percent)	8.00%
Tier I leverage capital (to average assets)
Actual Amount	$ 136,556
Actual Ratio (as a percent)	9.47%
Capital Adequacy Purposes Amount	$ 57,674
Capital Adequacy Purposes Ratio (as a percent)	4.00%
Well Capitalized Amount	$ 72,092
Well Capitalized Ratio (as a percent)	5.00%
Risk-based capital and leverage ratios
Actual Ratio (as a percent)	10.74%
Actual Ratio (as a percent)	11.99%
Capital adequacy purposes ratio (as a percent)	6.00%
Capital Adequacy Purposes Ratio (as a percent)	8.00%
Capital Adequacy Purposes Ratio (as a percent)	4.00%
Reconciliation of the Tier I stockholders' equity and regulatory risk-based capital
Total risk-based capital	$ 152,450
Expected
Total risk-based capital (to risk- weighted assets)
Actual Ratio (as a percent)	10.50%
Tier I risk-based capital (to risk- weighted assets)
Actual Ratio (as a percent)	8.50%
Risk-based capital and leverage ratios
Yearly increase in risk-based capital ratios (as a percent)	0.625
Actual Ratio (as a percent)	8.50%
Actual Ratio (as a percent)	10.50%
Common Stock
Tier I risk-based capital (to risk- weighted assets)
Actual Amount	$ 117,556
Actual Ratio (as a percent)	9.25%
Capital adequacy purposes amount	$ 57,206
Capital adequacy purposes ratio (as a percent)	4.50%
Well Capitalized Amount	$ 82,632
Well Capitalized Ratio (as a percent)	6.50%
Risk-based capital and leverage ratios
Actual Ratio (as a percent)	9.25%
Capital adequacy purposes ratio (as a percent)	4.50%
Common Stock | Expected | Minimum
Tier I risk-based capital (to risk- weighted assets)
Actual Ratio (as a percent)	7.00%
Risk-based capital and leverage ratios
Actual Ratio (as a percent)	7.00%
Subsidiaries [Member]
Tangible capital (to total assets)
Actual Amount		$ 133,356
Actual Ratio (as a percent)		9.70%
Capital Adequacy Purposes Amount		$ 20,631
Capital Adequacy Purposes Ratio (as a percent)		1.50%
Total risk-based capital (to risk- weighted assets)
Actual Amount	$ 157,593	$ 147,048
Actual Ratio (as a percent)	12.41%	13.46%
Capital Adequacy Purposes Amount	$ 101,613	$ 87,415
Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Well Capitalized Amount	$ 127,017	$ 109,269
Well Capitalized Ratio (as a percent)	10.00%	10.00%
Tier I risk-based capital (to risk- weighted assets)
Actual Amount	$ 141,712	$ 133,356
Actual Ratio (as a percent)	11.16%	12.20%
Capital adequacy purposes amount	$ 76,210
Capital adequacy purposes ratio (as a percent)	6.00%
Well Capitalized Amount	$ 101,613	$ 65,561
Well Capitalized Ratio (as a percent)	8.00%	6.00%
Tier I leverage capital (to average assets)
Actual Amount	$ 141,712	$ 133,356
Actual Ratio (as a percent)	9.83%	9.70%
Capital Adequacy Purposes Amount	$ 57,640	$ 55,016
Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Well Capitalized Amount	$ 72,051	$ 68,770
Well Capitalized Ratio (as a percent)	5.00%	5.00%
Risk-based capital and leverage ratios
Actual Ratio (as a percent)	11.16%	12.20%
Actual Ratio (as a percent)	12.41%	13.46%
Capital adequacy purposes ratio (as a percent)	6.00%
Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
Reconciliation of the Tier I stockholders' equity and regulatory risk-based capital
Tangible capital		$ 133,356
Total risk-based capital	$ 157,593	$ 147,048
Subsidiaries [Member] | Common Stock
Total risk-based capital (to risk- weighted assets)
Well Capitalized Amount	$ 82,561
Well Capitalized Ratio (as a percent)	6.50%
Tier I risk-based capital (to risk- weighted assets)
Actual Amount	$ 141,712
Actual Ratio (as a percent)	11.16%
Capital adequacy purposes amount	$ 57,158
Capital adequacy purposes ratio (as a percent)	4.50%
Risk-based capital and leverage ratios
Actual Ratio (as a percent)	11.16%
Capital adequacy purposes ratio (as a percent)	4.50%